9. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Tables/Schedules
Schedule of Related Party Transactions

For the year ended September 30, 2024
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ 53,851	$ 215,851
Rob Duncan VP of Exploration	$ 126,724	$ Nil	$ Nil	$ Nil	$ 46,158	$ 172,882
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 46,158	$ 46,158
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772

For the year ended September 30, 2023
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 162,000
Rob Duncan VP of Exploration	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended September 30, 2022
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ 59,000	$ 221,000
Rob Duncan VP of Exploration	$ 150,000	$ Nil	$ Nil	$ Nil	$ 44,250	$ 194,250
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 29,500	$ 29,500
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 29,500	$ 29,500
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 44,250	$ 44,250
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 29,500	$ 29,500
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 14,750	$ 14,750
Sven Gollan Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 23,100	$ 23,100